Offering - Additional Information (Details) - USD ($)		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2022	Sep. 23, 2021
Class Of Stock [Line Items]
Sale of common stock, Shares	23,000,000
Sale of stock price per unit	$ 10
Number of shares of common stock per unit			1
Exercise price of warrants		$ 11.5	$ 11.5
Period after business combination when warrants become exercisable		30 days
Warrants exercisable expiration period after completion of business combination		5 years
Period allotted to complete the business combination		24 months
Redemption price per warrant		$ 0.01
Minimum period of prior written notice of redemption of warrants		30 days
Minimum price per share required for redemption of warrants		$ 18
IPO
Class Of Stock [Line Items]
Sale of common stock, Shares	23,000,000
Sale of stock price per unit	$ 10
Warrants
Class Of Stock [Line Items]
Sale of units description		Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable		30 days
Period after offering when warrants become exercisable		12 months
Warrants exercisable expiration period after completion of business combination		5 years
Period allotted to complete the business combination		24 months
Net cash settlement value of warrants		$ 0
Redemption price per warrant		$ 0.01
Minimum period of prior written notice of redemption of warrants		30 days
Minimum price per share required for redemption of warrants		$ 18
Warrants | IPO
Class Of Stock [Line Items]
Sale of units description		Each Public Unit consists of one Public Share and one Public Warrant.
Number of shares of common stock per unit	1
Exercise price of warrants	$ 11.5